UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21336
                                                    ----------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)




                                                                      MARKET
   SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  -----------

COMMON STOCKS - 99.6%

              AEROSPACE & DEFENSE - 3.0%
       55,331 DRS Technologies, Inc. ......................... $    2,886,617
       61,794 Honeywell International Inc. ...................      2,846,231
       28,165 Precision Castparts Corp. ......................      2,930,567
                                                               ---------------
                                                                    8,663,415
                                                               ---------------
              AIRLINES - 1.9%
       91,619 AMR Corp.(a) ...................................      2,789,799
       77,681 Continental Airlines, Inc., Class B(a) .........      2,826,812
                                                               ---------------
                                                                    5,616,611
                                                               ---------------
              AUTOMOBILES - 1.0%
       48,253 Harley-Davidson, Inc. ..........................      2,834,864
                                                               ---------------
              BIOTECHNOLOGY - 1.0%
       50,839 Amgen, Inc.(a) .................................      2,840,883
                                                               ---------------
              BUILDING PRODUCTS - 1.0%
      149,688 Apogee Enterprises, Inc. .......................      2,999,748
                                                               ---------------
              CAPITAL MARKETS - 1.0%
       23,900 Franklin Resources, Inc. .......................      2,887,837
                                                               ---------------
              CHEMICALS - 5.0%
       71,328 Albemarle Corp. ................................      2,948,700
       61,367 Cabot Corp. ....................................      2,929,047
       57,513 DuPont Company .................................      2,842,868
      142,000 Hercules, Inc.(a) ..............................      2,774,680
       18,286 Potash Corp. of Saskatchewan, Inc. .............      2,924,480
                                                               ---------------
                                                                   14,419,775
                                                               ---------------
              COMMERCIAL BANKS - 1.0%
       89,004 Synovus Financial Corp. ........................      2,878,389
                                                               ---------------
              COMMERCIAL SERVICES & SUPPLIES - 4.0%
      228,440 Allied Waste Industries, Inc.(a) ...............      2,876,060
       98,235 CDI Corp. ......................................      2,840,956
       56,231 Corrections Corp. of America(a) ................      2,969,559
       82,630 TeleTech Holdings, Inc.(a) .....................      3,031,695
                                                               ---------------
                                                                   11,718,270
                                                               ---------------
              COMMUNICATIONS EQUIPMENT - 5.0%
      108,672 Ciena Corp.(a) .................................      3,037,382
      111,823 Cisco Systems, Inc.(a) .........................      2,854,841
       81,414 Polycom, Inc.(a) ...............................      2,713,529
       21,336 Research In Motion Ltd.(a) .....................      2,912,151
       78,178 Telefonaktiebolaget LM Ericsson, ADR ...........      2,899,622
                                                               ---------------
                                                                   14,417,525
                                                               ---------------
              CONSTRUCTION & ENGINEERING - 1.0%
      114,176 Quanta Services, Inc.(a) .......................      2,879,519
                                                               ---------------

                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)




                                                                      MARKET
   SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  -----------

COMMON STOCKS - CONTINUED

              CONTAINERS & PACKAGING - 1.9%
       84,781 Rock-Tenn Company, Class A ..................... $    2,814,729
       90,098 Sealed Air Corp. ...............................      2,847,097
                                                               ---------------
                                                                    5,661,826
                                                               ---------------
              DIVERSIFIED CONSUMER SERVICES - 2.1%
      107,006 Devry, Inc. ....................................      3,140,626
       23,470 Strayer Education, Inc. ........................      2,933,750
                                                               ---------------
                                                                    6,074,376
                                                               ---------------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
       75,228 AT&T, Inc. .....................................      2,966,240
                                                               ---------------
              ELECTRICAL EQUIPMENT - 2.0%
       52,847 Acuity Brands, Inc. ............................      2,876,991
       88,147 II-VI, Inc.(a) .................................      2,983,776
                                                               ---------------
                                                                    5,860,767
                                                               ---------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.9%
      128,661 Agilysys, Inc. .................................      2,891,013
       77,230 Avnet, Inc.(a) .................................      2,791,092
       84,366 FLIR Systems, Inc.(a) ..........................      3,009,335
      195,653 PC Connection, Inc.(a) .........................      2,797,838
                                                               ---------------
                                                                   11,489,278
                                                               ---------------
              FOOD & STAPLES RETAILING - 3.0%
       79,320 Safeway, Inc. ..................................      2,906,285
      103,419 The Kroger Company .............................      2,921,587
       60,650 Walgreen Company ...............................      2,783,229
                                                               ---------------
                                                                    8,611,101
                                                               ---------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 6.1%
       22,576 Alcon, Inc. ....................................      2,975,968
       86,486 Cytyc Corp.(a) .................................      2,958,686
       97,827 Immucor, Inc.(a) ...............................      2,879,049
       58,442 Kinetic Concepts, Inc.(a) ......................      2,959,503
       45,098 Stryker Corp. ..................................      2,990,899
       33,770 Zimmer Holdings, Inc.(a) .......................      2,884,296
                                                               ---------------
                                                                   17,648,401
                                                               ---------------
              HOTELS, RESTAURANTS & LEISURE - 2.0%
       41,257 MGM MIRAGE(a) ..................................      2,868,187
       73,919 WMS Industries, Inc.(a) ........................      2,900,582
                                                               ---------------
                                                                    5,768,769
                                                               ---------------
              HOUSEHOLD DURABLES - 2.0%
       53,493 Garmin Ltd. ....................................      2,896,646
      108,111 Tempur-Pedic International, Inc. ...............      2,809,805
                                                               ---------------
                                                                    5,706,451
                                                               ---------------
              INDUSTRIAL CONGLOMERATES - 1.0%
      127,430 Tredegar Corp. .................................      2,904,130
                                                               ---------------

Page 2          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)




                                                                      MARKET
   SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  -----------

COMMON STOCKS - CONTINUED

              INSURANCE - 2.0%
       43,038 American International Group, Inc. ............. $    2,893,014
       67,766 CNA Financial Corp.(a) .........................      2,920,037
                                                               ---------------
                                                                    5,813,051
                                                               ---------------
              INTERNET SOFTWARE & SERVICES - 3.0%
       57,311 Akamai Technologies, Inc.(a) ...................      2,860,965
      174,978 Interwoven, Inc.(a) ............................      2,957,128
      363,183 SkillSoft PLC, ADR(a) ..........................      3,036,210
                                                               ---------------
                                                                    8,854,303
                                                               ---------------
              INTERNET & CATALOG RETAIL - 1.0%
       54,115 Priceline.com, Inc.(a) .........................      2,882,165
                                                               ---------------
              IT SERVICES - 3.9%
       31,283 Cognizant Technology Solutions Corp.,
                 Class A(a) ..................................      2,761,350
      105,503 Electronic Data Systems Corp. ..................      2,920,323
       55,593 Infosys Technologies Ltd., ADR .................      2,793,548
       72,243 Paychex, Inc. ..................................      2,735,842
                                                               ---------------
                                                                   11,211,063
                                                               ---------------
              LEISURE EQUIPMENT & PRODUCTS - 1.0%
      102,514 Mattel, Inc. ...................................      2,826,311
                                                               ---------------
              LIFE SCIENCES TOOLS & SERVICES - 1.0%
       50,472 Waters Corp.(a) ................................      2,927,376
                                                               ---------------
              MEDIA - 7.0%
      112,338 Comcast Corp., Class A(a) ......................      2,861,249
      128,323 DIRECTV Group (The), Inc.(a) ...................      2,960,412
      119,628 News Corporation, Class B ......................      2,927,297
       28,373 Omnicom Group, Inc. ............................      2,904,828
       78,576 Shaw Communications, Inc. ......................      2,901,026
       83,835 Walt Disney (The) Company ......................      2,886,439
       37,916 WPP Group plc, ADR .............................      2,881,237
                                                               ---------------
                                                                   20,322,488
                                                               ---------------
              METALS & MINING - 3.0%
       27,008 Allegheny Technologies, Inc. ...................      2,881,484
       59,486 Brush Engineered Materials, Inc.(a) ............      2,883,286
       40,752 Southern Copper Corp. ..........................      2,920,288
                                                               ---------------
                                                                    8,685,058
                                                               ---------------
              MULTILINE RETAIL - 5.0%
       89,166 Big Lots, Inc.(a) ..............................      2,789,112
       77,271 Dollar Tree Stores, Inc.(a) ....................      2,954,843
       38,876 Kohl's Corp.(a) ................................      2,978,290
       55,102 Nordstrom, Inc. ................................      2,917,100
       47,649 Target Corp. ...................................      2,823,680
                                                               ---------------
                                                                   14,463,025
                                                               ---------------

                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)




                                                                      MARKET
   SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  -----------

COMMON STOCKS - CONTINUED

              OFFICE ELECTRONICS - 1.0%
      169,025 Xerox Corp.(a) ................................. $    2,854,832
                                                               ---------------
              PAPER & FOREST PRODUCTS - 1.0%
       80,298 International Paper Company ....................      2,922,847
                                                               ---------------
              PERSONAL PRODUCTS - 1.0%
       57,946 NBTY, Inc.(a) ..................................      3,073,456
                                                               ---------------
              PHARMACEUTICALS - 3.0%
       56,201 Forest Laboratories, Inc.(a) ...................      2,890,979
      116,768 Schering-Plough Corp. ..........................      2,978,752
       61,483 Sepracor, Inc.(a) ..............................      2,866,952
                                                               ---------------
                                                                    8,736,683
                                                               ---------------
              REAL ESTATE MANAGEMENT &
                 DEVELOPMENT - 1.0%
       81,823 CB Richard Ellis Group, Inc., Class A(a) .......      2,796,710
                                                               ---------------
              SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT - 4.9%
       88,041 ATMI, Inc.(a) ..................................      2,691,413
       81,098 FEI Company(a) .................................      2,924,394
      187,757 Integrated Device Technology, Inc.(a) ..........      2,895,213
       89,493 Novellus Systems, Inc.(a) ......................      2,865,566
       54,105 Varian Semiconductor Equipment
                 Associates, Inc.(a) .........................      2,888,125
                                                               ---------------
                                                                   14,264,711
                                                               ---------------
              SOFTWARE - 4.9%
       72,547 Cognos, Inc.(a) ................................      2,857,626
       45,328 FactSet Research Systems, Inc. .................      2,848,865
      123,562 Jack Henry & Associates, Inc. ..................      2,971,666
      160,763 Oracle Corp.(a) ................................      2,914,633
      319,969 TIBCO Software, Inc.(a) ........................      2,726,136
                                                               ---------------
                                                                   14,318,926
                                                               ---------------
              SPECIALTY RETAIL - 3.0%
       71,853 Aeropostale, Inc.(a) ...........................      2,890,646
       70,083 Guess? Inc. ....................................      2,837,661
       55,615 OfficeMax, Inc. ................................      2,933,135
                                                               ---------------
                                                                    8,661,442
                                                               ---------------
              TEXTILES, APPAREL & LUXURY GOODS - 3.0%
       56,999 Coach, Inc.(a) .................................      2,852,800
       49,930 Phillips-Van Heusen Corp. ......................      2,935,884
      101,767 The Warnaco Group, Inc.(a) .....................      2,890,183
                                                               ---------------
                                                                    8,678,867
                                                               ---------------

Page 4          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)




                                                                   MARKET
                                                                    VALUE
                                                                 -----------

              TOTAL COMMON STOCKS ............................ $  289,141,489
                                                               ---------------
              (Cost $255,756,188)

              TOTAL INVESTMENTS - 99.6% ......................    289,141,489
              (Cost $255,756,188)(b)

              NET OTHER ASSETS & LIABILITIES - 0.4% ..........      1,036,298
                                                               ---------------
              NET ASSETS - 100.0% ............................ $  290,177,787
                                                               ===============

------------------------------------------------------------------------------
         (a) Non-income producing security.
         (b) Aggregate cost for federal income tax and financial reporting purposes.
         ADR American Depositary Receipt



                See Notes to Quarterly Portfolio of Investments.          Page 5

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO COMPONENTS+
MARCH 31, 2007 (UNAUDITED)

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Media                                       7.0%
Health Care Equipment & Supplies            6.1%
Chemicals                                   5.0%
Communications Equipment                    5.0%
Multiline Retail                            5.0%
Semiconductors & Semiconductor Equipment    4.9%
Software                                    4.9%
Commercial Services & Supplies              4.0%
Electronic Equipment & Instruments          4.0%
IT Services                                 3.9%
Internet Software & Services                3.1%
Aerospace & Defense                         3.0%
Food & Staples Retailing                    3.0%
Metals & Mining                             3.0%
Pharmaceuticals                             3.0%
Specialty Retail                            3.0%
Textiles, Apparel & Luxury Goods            3.0%
Diversified Consumer Services               2.1%
Containers & Packaging                      2.0%
Electrical Equipment                        2.0%
Hotels, Restaurants & Leisure               2.0%
Household Durables                          2.0%
Insurance                                   2.0%
Airlines                                    1.9%
Personal Products                           1.1%
Automobiles                                 1.0%
Biotechnology                               1.0%
Building Products                           1.0%
Capital Markets                             1.0%
Commercial Banks                            1.0%
Construction & Engineering                  1.0%
Diversified Telecommunication Services      1.0%
Industrial Conglomerates                    1.0%
Internet & Catalog Retail                   1.0%
Leisure Equipment & Products                1.0%
Life Sciences Tools & Services              1.0%
Office Electronics                          1.0%
Paper & Forest Products                     1.0%
Real Estate Management & Development        1.0%


         + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.



Page 6          See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------
                       FIRST TRUST VALUE LINE(R) 100 FUND
                                 MARCH 31, 2007


                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Value Line(R) 100 Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                   2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $36,976,193, and the aggregate unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,590,892.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act
         (17  CFR 270.30a-3(b))  and  Rules  13a-15(b)  or 15d-15(b)  under  the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST VALUE LINE(R) 100 FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              MAY 22, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.